Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 791,827	$ 446,527
Additions		419,353
Bad debt recovery	(439,327)
Foreign currency translation adjustments	(5,194)	(74,053)
Ending balance	$ 347,306	$ 791,827